HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND
GROWTH FUND
INVESTMENT OBJECTIVE
The Growth Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 54 of the prospectus.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees HANCOCK HORIZON GROWTH FUND (USD $)	INSTITUTIONAL CLASS SHARES	CLASS A SHARES	CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none
Exchange Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses HANCOCK HORIZON GROWTH FUND		INSTITUTIONAL CLASS SHARES	CLASS A SHARES	CLASS C SHARES
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	none	0.75%
Shareholder Servicing Fees		none	0.25%	0.25%
Other Operating Expenses		0.26%	0.26%	0.26%
Total Other Expenses		0.26%	0.51%	0.51%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.07%	1.32%	2.07%
Plus Management Fees Recovered		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses Plus Management Fees Recovered	[1]	1.08%	1.33%	2.08%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after management fees recovered, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HANCOCK HORIZON GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INSTITUTIONAL CLASS SHARES	110	343	595	1,317
CLASS A SHARES	653	924	1,216	2,042
CLASS C SHARES	211	652	1,119	2,410

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in U.S. common stocks.  The Fund focuses on stocks of companies with medium to large market capitalizations (in excess of $2 billion) whose sales and earnings are expected to grow at an above average rate. The Adviser employs a quantitative method of analysis in its investment decision making.
These measurable quantitative factors include earnings surprise and estimate revision, historical price performance of a stock compared to other stocks in the market, increasing growth measured by a company's return on equity, and relative price-to-earnings ratio and cash flow. The Adviser attempts to keep a sector weighting similar to that of the Fund's primary benchmark, the Russell
1000(R) Growth Index. The Adviser also considers the sector weighting of peer funds in the Lipper(R) Multi-Cap Growth Funds Classification. The Adviser
continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's Institutional Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

BEST QUARTER          WORST QUARTER
  16.39%                (24.86)%
(06/30/03)            (12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/12 to 3/31/12 was 15.13%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts.  After-tax returns are shown for only the Institutional Class Shares. After-tax returns for other classes will vary.
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns HANCOCK HORIZON GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
INSTITUTIONAL CLASS SHARES	FUND RETURNS BEFORE TAXES INSTITUTIONAL CLASS SHARES	(0.69%)	(1.65%)	3.43%	1.96%	Jan. 31, 2001
CLASS A SHARES	FUND RETURNS BEFORE TAXES CLASS A SHARES (REFLECTS A MAXIMUM SALES CHARGE OF 5.25%)	(6.09%)	(2.94%)	2.62%	1.21%	Jan. 31, 2001
CLASS C SHARES	FUND RETURNS BEFORE TAXES CLASS C SHARES	(1.60%)	(2.60%)	2.42%	0.97%	Jan. 31, 2001
After Taxes on Distributions INSTITUTIONAL CLASS SHARES	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS INSTITUTIONAL CLASS SHARES	(0.69%)	(1.71%)	3.20%	1.75%	Jan. 31, 2001
After Taxes on Distributions and Sales INSTITUTIONAL CLASS SHARES	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES INSTITUTIONAL CLASS SHARES	(0.45%)	(1.39%)	3.00%	1.71%	Jan. 31, 2001
RUSSELL 1000(R) GROWTH INDEX	RUSSELL 1000(R) GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	2.64%	2.50%	2.60%	(0.36%)	Jan. 31, 2001
LIPPER(R) MULTI-CAP GROWTH FUNDS CLASSIFICATION	LIPPER(R) MULTI-CAP GROWTH FUNDS CLASSIFICATION	(3.59%)	1.27%	3.25%	0.29%	Jan. 31, 2001